Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Activities
Net income	$ 5,617	$ 599
Adjustments for non-cash items:
Deferred income tax expense (recovery)	1,207	(82)
Depreciation and depletion	872	857
Accretion of reclamation provision	48	51
Gain on investments	(444)	(132)
Unrealized gain on derivatives	(405)	0
Unrealized foreign exchange loss (gain)	103	(88)
Write down of equipment and materials and supplies inventory	1	0
Share-based payments	362	423
Total adjustments for non cash	7,361	1,628
Net change in non-cash working capital items	(6,603)	719
Cash provided by operating activities	758	2,347
Financing Activities
Shares and units issued for cash, net of issuance costs	182	888
Proceeds from option and RSU exercises, net	634	0
Lease liability payments	(396)	(452)
Equipment loan payments	(70)	(44)
Cash provided by (used in) financing activities	350	392
Investing Activities
Exploration and evaluation expenditures	(410)	(1,116)
Additions to plant, equipment and mining properties	(1,386)	(851)
Cash provided by (used in) investing activities	(1,796)	(1,967)
Change in cash	(688)	772
Effect of exchange rate changes on cash	(2)	14
Cash, beginning	27,317	2,688
Cash, ending	$ 26,627	$ 3,474